[Modern Woodmen Letterhead]

February 27, 2025

VIA EDGAR

Commissioners

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:	Modern Woodmen of America Variable Annuity Account

Modern Woodmen of America

Post-Effective Amendment No. 32 to the Registration Statement on Form N-4

File Nos. 333-63972; 811-10429

Commissioners:

On behalf of Modern Woodmen of America (the “Society”) and Modern Woodmen of America Variable Annuity Account (the “Account”), we are hereby transmitting for filing the above-referenced Post-Effective Amendment No. 32 (the “Amendment”) to the Registration Statement on Form N-4 (the “Registration Statement”). The Amendment is being filed for the purpose of making certain changes to the individual flexible premium deferred variable annuity certificates (the “Certificates”) issued by the Society through the Account.

Changes noted below are reflected in the prospectus included in the Amendment:

•	The Society may issue inherited non-qualified Certificates in accordance with Section 72(s) of the Internal Revenue Code of 1986, as amended. Holders of those Certificates would be prohibited from making subsequent premium payments and electing settlement options.
•	Variable payment settlement options are not available for new Certificates.
•	For new Certificates, the Society will not waive or reduce surrender charges when the accumulated value is applied under a settlement option.
•	The transfer processing charge cannot be paid in cash for new Certificates.
•	Other clarifying changes are also reflected in the prospectus.

For the staff’s convenience, a courtesy copy of the prospectus marked against the prospectus included in Post-Effective Amendment No. 31 to the Registration Statement will be provided to the staff.

If you have any questions or comments concerning the Amendment or if we can assist you in any way in the processing of this filing, please contact the undersigned at (309) 793-5529, or our outside counsel Thomas Bisset at (202) 383-0118 and Timothy Graves at (404) 853-8267.

Sincerely,

/s/ Abigail Waeyaert
Abigail Waeyaert
Senior Counsel
Modern Woodmen of America